CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Statement Of Stockholders' Equity [Abstract]
Dividends (in dollars per share)	$ 0.12	$ 0.10	$ 0.10